Note 22 - Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about trade and other payables [text block]
[US$ thousands]	As of December 31,
Trade and other payables	2018	2019
Trade payables due to related parties (1)	624	28,864
Other trade payables	14,290	19,813
Sales tax payables	9	-
Employee withholding tax	24	325
VAT	809	7,361
Payroll tax (2)	2,200	761
Total	17,957	57,125